CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Metal sales	$ 3,212.6	$ 3,303.0
Cost of sales
Production cost of sales	1,860.5	1,757.4
Depreciation, depletion and amortization	772.4	819.4
Impairment, net of reversals		21.5
Total cost of sales	2,632.9	2,598.3
Gross profit (loss)	579.7	704.7
Other operating expense	137.0	129.6
Exploration and business development	109.2	106.0
General and administrative	133.0	132.6
Operating earnings	200.5	336.5
Other income (expense) - net	3.2	188.1
Equity in losses of joint ventures and associate	(0.3)	(1.3)
Finance income	11.0	13.5
Finance expense	(101.2)	(117.8)
Earnings before tax	113.2	419.0
Income tax (expense) recovery - net	(138.8)	23.2
Net (loss) earnings	(25.6)	442.2
Net (loss) earnings attributable to:
Non-controlling interest	(2.0)	(3.2)
Common shareholders	$ (23.6)	$ 445.4
(Loss) earnings per share attributable to common shareholders
Basic	$ (0.02)	$ 0.36
Diluted	$ (0.02)	$ 0.35
Weighted average number of common shares outstanding
Basic	1,249,495	1,246,619
Diluted	1,249,495	1,257,045